Reportable segments - Reconciliation of Segment Operating Income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Reportable segments
Operating loss	$ (57,066,098)	$ (274,356)	$ (58,210,961)	$ (1,522,628)
Interest expense	(232,082)	(36,312)	(591,087)	(163,574)
Other income				19,619
Change in fair value of financial instruments	5,737,606	(21,629)	6,285,706	92,448
Initial in fair value on financial instruments			(1,618,234)
Loss on extinguishment	(740,979)		(740,979)
Total other income (expense)	4,764,543	(57,941)	3,335,406	(51,507)
Loss before benefit from income taxes	(52,301,555)	(332,297)	(54,875,555)	(1,574,135)
Benefit from income taxes	550,030	233,716	2,791,238	590,954
Net loss	$ (51,751,525)	$ (98,581)	$ (52,084,317)	$ (983,181)